Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
General	General The accompanying financial statements are prepared on the accrual basis of accounting in accordance with U.S. Generally Accepted Accounting Principals ("U.S. GAAP").
Use of Estimates	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the plan administrator to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities.  Actual results could differ from those estimates.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Retirement Plan Committee determines the Plan’s valuation policies utilizing information provided by the Plan’s trustee. See Note 4 for a discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded on the accrual basis.  Dividends are recorded on the ex-dividend date.  The Plan presents, in the statements of changes in net assets available for benefits, the net appreciation in fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation on investments bought and sold as well as held during the year.

Contributions	Contributions
Participant contributions to the Plan are recorded in the period that payroll deductions are made from the participant. Employee and employer contributions are uploaded on payday for each payroll period to the recordkeeper. The recordkeeper posts the contributions and initiates the trades that typically settle within 3-5 business days of the payroll pay date.

Distributions to Participants	Distributions to Participants Distributions to participants are recorded when paid by the Trustee.
Plan Termination	Plan Termination

Although it has not expressed any intent to do so, the Bank has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

Notes Receivable	Notes Receivable

Notes receivable are measured at their unpaid principal balance plus accrued unpaid interest. Interest income is recorded on an accrual basis. Delinquent notes receivable are recorded as distributions based upon the terms of the Plan document. Related fees are recorded as administrative expenses and are expensed when they are incurred.
Administrative Expenses	Administrative Expenses

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant' s account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments

Risks and Uncertainties	Risks and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.